Non-current Financial Assets at Fair Value Through Profit or Loss - Non-current - Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss (Detail) - Dec. 31, 2018
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 1,485	$ 49
Foreign partnership interest [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	38	1
Beneficiary certificates [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	1,396	46
Derivative instrument [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 51	$ 2